EMPLOYEE BENEFIT PLANS - Other long term benefits (Details) - Defined benefit obligation - Other long term benefits - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
EMPLOYEE BENEFIT PLANS
Present value of the obligation as of January 1	$ 465,046	$ 416,969
Current cost of service	47,339	40,637
Interest cost	27,490	24,021
First time application effect of IAS 19 to new defined benefit obligation of Banco Agromercantil Holding S.A. at Decembre 31, 2020		20,723
Benefits paid	(45,086)	(37,049)
Net actuarial (gain) / loss due to assumption changes and plan experience	(34,463)	(654)
Foreign currency translation effect	5,418	399
Defined obligation, unfunded as of December 31	$ 465,744	$ 465,046